Proposed Business Combination (Details)		9 Months Ended	12 Months Ended
	Oct. 17, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) shares
Proposed Business Combination (Details) [Line Items]
Outstanding membership interest rate			100.00%
Purchase price amount			$ 100,000,000
Cash consideration			$ 15,000,000
Common stock shares | shares			2,000,000
Terms, provisions, and condition description		(i) (A) the Company will contribute to OpCo (1) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by stockholders of their redemption rights) and (2) 2,000,000 newly issued shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), of the Company (such shares, the “Seller Class B Shares”) for purposes of delivery to Seller, and (B) in exchange therefor, OpCo will issue to the Company a number of Class A common units (the “OpCo Class A Units”) of OpCo equal to the number of total shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of the Company issued and outstanding immediately after the Closing (taking into account and following the exercise of redemption rights) (such transactions, the “SPAC Contribution”), (ii) immediately following the SPAC Contribution, OpCo will contribute $900,000 to SPAC Subsidiary in exchange for 100% of the outstanding common stock of SPAC Subsidiary (the “SPAC Subsidiary Contribution”), and (iii) immediately following the SPAC Subsidiary Contribution, Seller shall sell, contribute, assign, and convey to (A) OpCo, and OpCo shall acquire and accept from Seller, ninety-nine percent (99.0%) of the outstanding membership interests of Pogo Resources, LLC, a Texas limited liability company (“Pogo” or the “Target”), and (B) SPAC Subsidiary, and SPAC Subsidiary shall purchase and accept from Seller, one percent (1.0%) of the outstanding membership interest of Target (together with the ninety-nine (99.0%) interest, the “Target Interests”), in each case, in exchange for (x) $900,000 of the Cash Consideration (as defined below) in the case of SPAC Subsidiary and (y) the remainder of the Aggregate Consideration (as defined below) in the case of OpCo.
Cash consideration description		Target Interests will be (a), cash in the amount of $63,000,000 in immediately available funds (the “Cash Consideration”), (b) 2,000,000 Class B common units of OpCo (“OpCo Class B Units”) valued at $10.00 per unit (the “Common Unit Consideration”), which will be equal to and exchangeable into 2,000,000 shares of Class A Common Stock issuable upon exercise of the OpCo Exchange Right (as defined below), as reflected in the amended and restated limited liability company agreement of OpCo that will be effective at Closing (the “A&R OpCo LLC Agreement”) and (c) and the Seller Class B Shares; provided, that (i) a portion of the Cash Consideration not to exceed $15,000,000 may be payable through a promissory note to Seller (the “Seller Promissory Note”) to the extent the amount available for payment of the Cash Consideration at Closing (the “Minimum Cash Amount”) is less than $63,000,000 and (ii) a portion of the Cash Consideration not to exceed $20,000,000 may be payable through the issuance of up to 2,000,000 preferred units (the “OpCo Preferred Units” and together with the Opco Class A Units and the OpCo Class B Units, the “OpCo Units”) of OpCo (the “Preferred Unit Consideration”, and, together with the Common Unit Consideration, the “Unit Consideration”), to the extent the Minimum Cash Amount is less than $48,000,000. At Closing, 500,000 OpCo Class B Units Consideration (the “Escrowed Unit Consideration”) shall be placed in escrow with the Escrow Agent for the benefit of Buyer pursuant to the Escrow Agreement and the indemnity provisions herein. The Aggregate Consideration is subject to adjustment in accordance with the MIPA.
Cash consideration		$ 63,000,000
Exercise option		$ 30,000,000
Interest rate		12.00%
purchase price per unit | $ / item		10
Divided pershare | $ / shares		$ 10
Sponsor’s designee	$ 120,000
Capital Unit, Class A [Member]
Proposed Business Combination (Details) [Line Items]
Outstanding percentage		100.00%
Cash consideration		$ 20,000,000
Preferred units issued | shares		2,000,000
Capital Unit, Class B [Member]
Proposed Business Combination (Details) [Line Items]
Outstanding percentage		100.00%
Cash Amount		$ 48,000,000
Escrow shares | shares		500,000
Consent least percent		50.00%
Class A common stock [Member]
Proposed Business Combination (Details) [Line Items]
Founders shares | shares		1,500,000
Business Combination [Member] | Capital Unit, Class A [Member]
Proposed Business Combination (Details) [Line Items]
Outstanding percentage		100.00%
Business Combination [Member] | Capital Unit, Class B [Member]
Proposed Business Combination (Details) [Line Items]
Outstanding percentage		100.00%